SUBSEQUENT EVENT	3 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT

NOTE 19 - SUBSEQUENT EVENT

On March 18, 2014, Poage Bankshares, Inc. completed a merger with Town Square Financial Corporation and its bank subsidiary, Town Square Bank for the purposes of expanding the Company's reach in the market place. Pursuant to the Merger Agreement, the Company incorporated a subsidiary known as Poage Merger Subsidiary, Inc. which was merged with and into Town Square Financial, with Town Square Financial as the surviving entity. Immediately following the merger, Town Square Financial was merged with and into the Company as the surviving entity and Town Square Bank was merged with and into the Association with Town Square Bank as the surviving entity. Acquisition-related costs of $283,000 are included in other in the Company's income statement for the three months ended December 31, 2013 and total acquisition costs through the date of the merger are approximately $545,000.

On the date of the merger, 55% of the outstanding shares of Town Square Financial common stock was converted into the right to receive 2.3289 shares of Company common stock for each share of Town Square Financial common stock. The remaining 45% of the outstanding shares of Town Square Financial common stock was exchanged for $33.86 in cash per share of Town Square Financial common stock. Town Square Financial stockholders were given the right to receive cash or common stock, subject to the requirement that 55% of Town Square Financial common stock be exchanged for Company common stock in accordance with the proration and allocation procedures contained in the merger agreement.

As such, on March 18, 2014, in connection with the merger, $6.6 million of cash was paid to Town Square Financial stockholders and 435,398 shares of Town Square Financial common stock were exchanged for Poage Bankshares, Inc. common stock which had a closing price of $14.0684 on that date. On the date of the merger, Town Square Financial had total assets of $154.1 million, total loans of $124.7 million, and total deposits of $116.8 million (amounts unaudited). The Company has not yet completed its evaluation of the fair value of assets acquired and liabilities assumed; however, goodwill is expected to be recorded and is not deductible for tax purposes.